Off-balance Sheet Commitments - Schedule of Off-balance Sheet Commitments (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Total commitments	$ 14,514	$ 13,870
It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,665	319
License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	12,780	13,480
Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	69	71
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,201	1,704
Less than One Year [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	733	233
Less than One Year [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,400	1,400
Less than One Year [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	69	71
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,732	2,886
1-3 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	932	86
1-3 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,800	2,800
1-3 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,800	2,800
3-5 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
3-5 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	2,800	2,800
3-5 years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	5,780	6,480
More than Five Years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	0	0
More than Five Years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	5,780	6,480
More than Five Years [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 0	$ 0